Restructuring Charges - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring charge	$ 418		$ 418
Assets wrote-off related to workforce reduction	209
Workforce Reduction [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	300		300
Lease Obligation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	$ 118		$ 118